Summary of Significant Accounting Policies (Details 3)	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2010 Cost of revenue Supplier concentration One developer (vendor) item	Dec. 31, 2009 Cost of revenue Supplier concentration One developer (vendor) item	Jun. 30, 2011 Revenue Customer concentration One customer item	Dec. 31, 2009 Revenue Customer concentration One customer item
Concentration Risk
Number of customers (customers)			1	1
Number of developers (vendors)	1	1
Percentage of concentration of credit risk	26.00%	42.00%	11.00%	11.00%